CONSOLIDATED BALANCE SHEETS (Parentheticals) - USD ($) $ in Thousands	May. 31, 2015	May. 31, 2014
Statement of Financial Position [Abstract]
Accounts receivable, allowances for doubtful accounts	$ 468	$ 401
Preferred stock, par value (in dollars per share)	$ 0	$ 0
Preferred stock, shares authorized (shares)	5,000,000	5,000,000
Preferred stock, shares issued (shares)	0	0
Common stock, par value (in dollars per share)	$ 0	$ 0
Common stock, shares authorized (shares)	200,000,000	200,000,000
Common stock, shares issued (shares)	130,557,676	137,691,286
Common stock, shares outstanding (shares)	130,557,676	137,691,286